FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Fair Value Asset Transfers [Abstract]
Transfers from Level 1 to Level 2	$ 0	$ 0
Transfers from Level 2 to Level 1	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair Value Liability Transfers [Abstract]
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Recurring [Member]
Assets [Abstract]
Mutual funds - Cash and cash equivalents	33,965	36,040
Mutual funds - Marketable securities	435,519
Total assets	469,484	36,040
Liabilities [Abstract]
Notes payable		1,749
Total liabilities	7,239	1,749
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Mutual funds - Cash and cash equivalents	33,965	36,040
Mutual funds - Marketable securities	435,519
Total assets	469,484	36,040
Liabilities [Abstract]
Notes payable		0
Total liabilities	6,900	0
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Mutual funds - Cash and cash equivalents	0	0
Mutual funds - Marketable securities	0
Total assets	0	0
Liabilities [Abstract]
Notes payable		1,749
Total liabilities	0	1,749
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Mutual funds - Cash and cash equivalents	0	0
Mutual funds - Marketable securities	0
Total assets	0	0
Liabilities [Abstract]
Notes payable		0
Total liabilities	339	$ 0
Recurring [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrants	339
Recurring [Member] | Private Warrants [Member] | Level 1 [Member]
Liabilities [Abstract]
Warrants	0
Recurring [Member] | Private Warrants [Member] | Level 2 [Member]
Liabilities [Abstract]
Warrants	0
Recurring [Member] | Private Warrants [Member] | Level 3 [Member]
Liabilities [Abstract]
Warrants	339
Recurring [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrants	6,900
Recurring [Member] | Public Warrants [Member] | Level 1 [Member]
Liabilities [Abstract]
Warrants	6,900
Recurring [Member] | Public Warrants [Member] | Level 2 [Member]
Liabilities [Abstract]
Warrants	0
Recurring [Member] | Public Warrants [Member] | Level 3 [Member]
Liabilities [Abstract]
Warrants	$ 0
Warrants [Member] | Private Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.514
Warrants [Member] | Private Warrants [Member] | Risk-Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0118
Warrants [Member] | Private Warrants [Member] | Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $ / shares	11.50
Warrants [Member] | Private Warrants [Member] | Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $ / shares	7.87
Warrants [Member] | Private Warrants [Member] | Expected Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	4 years 4 months 24 days